BORROWINGS - Borrowings by Currency (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,249						$ 46,693
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	40,809						44,593
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	19,447						25,843
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	7,114	€ 6,437					7,481	€ 6,997
Brazilian reais | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	4,610		R$ 22,311				2,908		R$ 15,171
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	7,033			$ 10,324			6,033			$ 8,855
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	802				₨ 66,848		660				₨ 54,560
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	976					$ 1,293	1,136					$ 1,539
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 827						$ 532